Tax on Profit/(Loss) for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax on profit/(loss) for the year:
Current tax (expense)/income	€ (3,289)	€ (5,377)	€ (3,723)
Current tax, adjustments to prior years	(126)	3,904	(1,654)
Deferred tax, movement for the year	(2,035)	(1,044)
Deferred tax, adjustments to prior years	607	(4,786)
Current tax expense (income) and adjustments for current tax of prior periods	(4,843)	(7,303)	(5,377)
Tax for the year can be explained as follows:
Profit/(loss) before tax	(373,241)	(474,144)	(577,817)
Tax at the Danish corporation tax rate of 22%	82,113	104,312	127,120
Tax effect of:
Non-deductible costs	(9,740)	(8,494)	(17,094)
Additional tax deductions	3,161	9,077	13,720
Impact from associates	(4,413)	(4,047)	(3,893)
Prior year adjustments	481	(1,294)
Other effects including effect of different tax rates	182	(882)	(2,716)
Deferred tax asset, not recognized	(76,627)	(105,975)	(122,514)
Tax on profit/(loss) for the year	€ (4,843)	€ (7,303)	€ (5,377)
Effective tax rate	1.30%	1.54%	0.93%
Tax deductible losses	€ 434,997	€ 521,697	€ 433,174
Other temporary differences, assets	164,479	16,256	19,961
Deferred tax asset, not recognized	(599,476)	(537,953)	€ (453,135)
Other temporary differences, liabilities	(7,258)	(5,830)
Total deferred tax assets/(liabilities) at December 31	€ (7,258)	€ (5,830)